Note 2 - Investments - Net Unrealized Gains for Investments Classified as Available-for-sale (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Net unrealized appreciation on available-for sale securities	$ 16,827,146	$ 9,785,313
Adjustment to deferred acquisition costs	(461,084)	(249,401)
Deferred income taxes	(5,564,461)	(3,242,210)
Net unrealized appreciation on available-for sale securities	$ 10,801,601	$ 6,293,702